Leases Disclosure of Current and Non-Current Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Presentation of leases for lessee [abstract]
Lease liabilities	R 442	R 261
Additions	228	315
Lease modifications	17	(2)
Interest expense on lease liabilities	28	19
Cash outflow for leases	(229)	(177)
Increase (Decrease) Through Net Exchange Differences - Lease Liabilities	40	26
Lease liabilities	526	442
Current lease liabilities	216	197
Non-current lease liabilities	R 310	R 245